ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES [Abstract]
Schedule of accounts receivable
					As of	As of
			Country		December 31,	December 31,
Tax No.	Related party	Relationship	of origin	Currency	2021	2020
					ThUS$	ThUS$
Foreign	Qatar Airways	Indirect shareholder	Qatar	US$	703	148
Foreign	TAM Aviação Executiva e Taxi Aéreo S.A.	Common shareholder	Brazil	BRL	2	1
87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	CLP	6	6
76.335.600-0	Parque de Chile S.A.	Related director	Chile	CLP	2	2
96.989.370-3	Rio Dulce S.A.	Related director	Chile	CLP	4	1
96.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Related director	Chile	CLP	7	-
	Total current assets				724	158

Schedule of current and non current accounts payable
					Current liabilities		Non current liabilities
					As of	As of	As of	As of
			Country		December 31,	December 31,	December 31,	December 31,
Tax No.	Related party	Relationship	of origin	Currency	2021	2020	2021	2020
					ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Delta Airlines, Inc.	Shareholder	U.S.A.	US$	2,268	805	-	-
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	US$	5	-	-	-
Foreign	Patagonia Seafarms INC	Related director	U.S.A.	US$	7	7	-	-
81.062.300-4	Costa Verde Aeronautica S.A. (*)	Shareholder	Chile	US$	175,819	-	-	105,713
Foreign	QA Investments Ltd (*)	Common shareholder	Jersey Channel Islands	US$	219,774	-	-	132,141
Foreign	QA Investments 2 Ltd (*)	Common shareholder	Jersey Channel Islands	US$	219,774	-	-	132,141
Foreign	Lozuy S.A. (*)	Common shareholder	Uruguay	US$	43,955	-	-	26,428
	Total current and non current liabilities				661,602	812	-	396,423